Operating costs - Payroll costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Analysis of income and expense [abstract]
Wages and salaries	£ 2,282	£ 2,188	£ 2,084
Social security costs	172	168	156
Defined contribution scheme costs	77	75	72
Defined benefit pension costs	136	135	232
Share-based payments	27	19	27
Severance costs (excluding pension costs)	11	1	76
Payroll costs including capitalised costs	2,705	2,586	2,647
Less: payroll costs capitalised	(935)	(902)	(795)
Total payroll costs	1,770	1,684	1,852
US other post retirement benefit costs	£ 43	£ 45	£ 48